Note 5 - Common Stock (Details Textual) - USD ($)				3 Months Ended				6 Months Ended	12 Months Ended
	Apr. 10, 2023	Oct. 15, 2022	Sep. 02, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Feb. 11, 2023	Dec. 31, 2021
Capital Stock, Shares Authorized				75,000,000				75,000,000	75,000,000
Preferred Stock, Shares Authorized (in shares)				10,000,000				10,000,000	10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001				$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)				65,000,000				65,000,000	65,000,000		65,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001				$ 0.001	$ 0.001	$ 0.001	$ 0.001
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition				$ 42,000	$ 62,000	$ 51,000	$ 63,000
President [Member]
Stock Issued During Period, Shares, Settlement of Liabilities	70,852
Shares Issued, Price Per Share	$ 5.00
Consultant [Member]
Stock Issued During Period, Shares, Issued for Services			60,000						60,000
Share-Based Payment Arrangement, Expense									$ 40,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 20,000				$ 20,000	$ 20,000
Consultant Two [Member]
Stock Issued During Period, Shares, Issued for Services		12,000							5,000
Share-Based Payment Arrangement, Expense									$ 5,000
Consulting Agreement, Compensation Per Month		$ 10,000
Consulting Agreement, Shares Issued Per Month		2,000
Director [Member]
Stock Issued During Period, Shares Per Month Per Director								4,000	4,000
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition								$ 72,000